Summary of Significant Accounting Policies, Net Income (loss) per Ordinary Shares (Details) - USD ($)	1 Months Ended		2 Months Ended	3 Months Ended			6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 30, 2024	Jul. 30, 2023	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average shares outstanding (in shares)			14,057,636							759,489
Diluted weighted average shares outstanding (in shares)	987,810	760,572	16,057,636						815,854	759,489
Earnings Per Share, Basic	$ (8.34)		$ 0.18		$ (14.15)				$ (26.08)	$ (36.83)	$ (48.16)
Earnings Per Share, Diluted	$ (8.34)	$ (14.15)	$ 0.02		$ (14.15)				$ (26.08)	$ (36.83)
Common Class A [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Numerator [Abstract]
Undistributed Earnings, Basic				$ 1,313,094		$ 189,558	$ 1,207,966	$ 361,341			$ (1,320,475)	$ 859,540
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average shares outstanding (in shares)				3,799,016		3,690,831	3,922,090	7,485,358			6,071,500	15,449,000
Diluted weighted average shares outstanding (in shares)				3,799,016		3,690,831	3,922,090	7,485,358			6,071,500	15,449,000
Earnings Per Share, Basic				$ 0.24		$ 0.05	$ 0.21	$ 0.05			$ (0.22)	$ 0.06
Earnings Per Share, Diluted				$ 0.24		$ 0.05	$ 0.21	$ 0.05			$ (0.22)	$ 0.06
Common Class B [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Numerator [Abstract]
Undistributed Earnings, Basic				$ 1,291,832		$ 191,955	$ 1,151,113	$ 180,421			$ (812,860)	$ 207,944
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average shares outstanding (in shares)				3,737,500		3,737,500	3,737,500	3,737,500			3,737,500	3,737,500
Diluted weighted average shares outstanding (in shares)				3,737,500		3,737,500	3,737,500	3,737,500			3,737,500	3,737,500
Earnings Per Share, Basic				$ 0.24		$ 0.05	$ 0.21	$ 0.05			$ (0.22)	$ 0.06
Earnings Per Share, Diluted				$ 0.24		$ 0.05	$ 0.21	$ 0.05			$ (0.22)	$ 0.06